Provisions for expected credit losses - Total provision for ECL (Details) - AUD ($) $ in Millions	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022
Provisions for ECL
Provisions for expected credit losses
Provisions for expected credit losses	$ 5,135	$ 4,941	$ 4,923
Loans and credit commitments | Provision for ECL on loans and credit commitments
Provisions for expected credit losses
Provisions for expected credit losses	5,121	4,930	4,912	$ 4,625
Debt securities at amortised cost | Provision for ECL on debt securities at amortised cost
Provisions for expected credit losses
Provisions for expected credit losses	8	6	6
Debt securities at FVOCI | Provision for ECL on debt securities at FVOCI
Provisions for expected credit losses
Provisions for expected credit losses	$ 6	$ 5	$ 5